Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 26, 2022
Entity Registrant Name	GMO TRUST
Entity Central Index Key	0000772129
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 26, 2022
Document Effective Date	Oct. 26, 2022
Prospectus Date	Jun. 30, 2022
GMO Emerging Domestic Opportunities Fund | Class II
Prospectus:
Trading Symbol	GEDTX
GMO Emerging Domestic Opportunities Fund | Class III
Prospectus:
Trading Symbol	GEDSX
GMO Emerging Domestic Opportunities Fund | Class IV
Prospectus:
Trading Symbol	GEDIX
GMO Emerging Domestic Opportunities Fund | Class V
Prospectus:
Trading Symbol	GEDOX
GMO Emerging Domestic Opportunities Fund | Class VI
Prospectus:
Trading Symbol	GEDFX
GMO Emerging Domestic Opportunities Fund | Class R6
Prospectus:
Trading Symbol	GEAEX
GMO Emerging Domestic Opportunities Fund | Class I
Prospectus:
Trading Symbol	GEDBX